General information and basis of preparation	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
General information and basis of preparation	General information and basis of preparation
Coca-Cola Europacific Partners plc (the Company) and its subsidiaries (together CCEP, or the Group) are a leading consumer goods group in Western Europe and the Asia Pacific region, making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages.
On 23 February 2024, the Group together with Aboitiz Equity Ventures Inc. (AEV) jointly acquired 100% of Coca-Cola Beverages Philippines, Inc. (CCBPI) (the Acquisition), a wholly owned subsidiary of The Coca-Cola Company (TCCC). Refer to Note 4 of the 2024
consolidated financial statements for further details about the acquisition of CCBPI.
Coca‑Cola Beverages Philippines, Inc. was renamed Coca‑Cola Europacific Aboitiz
Philippines, Inc. (CCEAP) effective 13 January 2025.
The Company has ordinary shares with a nominal value of €0.01 per share (Shares). CCEP is a public company limited by shares, incorporated under the laws of England and Wales with the registered number in England of 09717350. The Group’s Shares are listed and traded on Euronext Amsterdam, NASDAQ Global Select Market, London Stock Exchange
and the Spanish Stock Exchanges. The address of the Company’s registered office is Pemberton House, Bakers Road, Uxbridge, UB8 1EZ, United Kingdom.
The consolidated financial statements of the Group for the year ended 31 December 2025 were approved and signed by Damian Gammell, Chief Executive Officer, on 13 March 2026
having been duly authorised to do so by the Board of Directors.
Impact of climate change
As part of the preparation of these consolidated financial statements, the Group has considered the impact of climate change risks on the current valuation of the Group’s assets and liabilities, particularly in the context of the risks and scenarios identified in the
European Sustainability Reporting Standards (ESRS) and Task Force on Climate-related
Financial Disclosures (TCFD), included in the Sustainability Statement. There has been no material impact on the financial reporting judgements and estimates arising from the considerations of the Group and, as a result, the valuation of the Group’s assets and liabilities as at 31 December 2025 have not been affected. The Group’s considerations were specifically focused on the impact of climate change risks on the projected cash flows used in the impairment assessment of our indefinite lived intangible assets and goodwill
(refer to Note 6) as well as the carrying value and useful lives of property, plant and equipment (refer to Note 7). As the pace and effectiveness of a global transition to a low-
carbon economy evolve, including the development of government policies aiming to address the risks arising from climate change, the Group will continue to monitor and assess the relevant implications on the valuation of the Group’s assets and liabilities that could arise in future years.
Basis of preparation
These consolidated financial statements of the Group reflect the following:
■They have been prepared in accordance with UK-adopted International Accounting
Standards, International Financial Reporting Standards (IFRS) as adopted by the
European Union and International Financial Reporting Standards as issued by the
International Accounting Standards Board (IASB).
■They have been prepared under the historical cost convention, except for certain items measured at fair value. Those accounting policies have been applied consistently in all periods, except for the adoption of new standards and amendments as of 1 January
2025, as described below under accounting policies.
■They are presented in euro, which is also the Parent Company’s functional currency, and all values are rounded to the nearest euro million except where otherwise indicated.
■They have been prepared on a going concern basis (refer to the Going concern paragraph on page 123).
Basis of consolidation
The consolidated financial statements comprise the financial statements of the Group and its subsidiaries. All subsidiaries have accounting years ending 31 December and apply consistent accounting policies for the purpose of the consolidated financial statements.
Subsidiary undertakings are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through the Group’s power to direct the activities of the entity. All intercompany accounts and transactions are eliminated upon consolidation.
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% to 50% of voting rights.
Investments in associates are accounted for using the equity method of accounting, after initially being recognised at cost.
The Group treats transactions with non-controlling interests that do not result in a loss of control as equity transactions.
When the Group loses control over a subsidiary, it derecognises the related assets
(including goodwill), liabilities, non-controlling interest and any other components of equity, while any resulting gain or loss is recognised in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.
Foreign currency
The individual financial statements of each subsidiary are presented in the currency of the primary economic environment in which the subsidiary operates (its functional currency).
For the purpose of the consolidated financial statements, the results and financial position of each subsidiary are expressed in euros.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are remeasured to the functional currency of the entity at the rate of exchange in effect at the statement of financial position date with the resulting gain or loss recorded in the consolidated income statement.
The consolidated income statement includes non-operating items which are primarily comprised of remeasurement gains and losses related to currency exchange rate fluctuations on financing transactions denominated in a currency other than the subsidiary’s functional currency. Non-operating items are shown on a net basis and may reflect the impact of movements in certain derivative instruments that are not designated as hedging instruments but are utilised to manage various risks.
The assets and liabilities of the Group's foreign operations are translated from local currencies to the euro reporting currency at exchange rates in effect at the end of each reporting period. Revenues and expenses are translated at average monthly exchange rates, with average rates being a reasonable approximation of the rates prevailing on the transaction dates. Gains and losses from translation are included in other comprehensive income. On disposal of a foreign operation, accumulated exchange differences are recognised as a component of the gain or loss on disposal.
The principal exchange rates from local currency to euro used for translation purposes were:

	Average for the year ended 31 December			Closing as at 31 December
	2025	2024	2023	2025	2024
British pound	1.17	1.18	1.15	1.15	1.21
US dollar	0.89	0.92	0.92	0.85	0.96
Norwegian krone	0.09	0.09	0.09	0.08	0.08
Swedish krona	0.09	0.09	0.09	0.09	0.09
Icelandic krona	0.01	0.01	0.01	0.01	0.01
Australian dollar	0.57	0.61	0.61	0.57	0.60
Indonesian rupiah(A)	0.05	0.06	0.06	0.05	0.06
New Zealand dollar	0.52	0.56	0.57	0.49	0.54
Papua New Guinean kina	0.22	0.24	0.26	0.20	0.24
Philippine peso(B)	0.02	0.02	n/a	0.01	0.02
(A)Indonesian rupiah is shown as 1,000 IDR versus 1 euro.
(B)For the year ended 31 December 2024, the Philippine peso average rate is calculated as the average from
23 February 2024 to 31 December 2024.
Reporting periods
In these consolidated financial statements, the Group is reporting the financial results for the years ended 31 December 2025, 31 December 2024 and 31 December 2023.
The following table summarises the number of selling days for the years ended
31 December 2025, 31 December 2024 and 31 December 2023 (based on a standard five day selling week):

	First half	Second half	Full year
2025	128	133	261
2024	130	132	262
2023	130	130	260
Comparability
Sales of the Group’s products are seasonal. In Europe, the second and third quarters typically account for higher unit sales of the Group’s products than the first and fourth quarters. In the Group’s Asia Pacific territories, the fourth quarter would typically reflect higher sales volumes in the year. The seasonality of the Group’s sales volume, combined with the accounting for fixed costs such as depreciation, amortisation, rent and interest expense, impacts the Group’s reported results for the first and second halves of the year.
Additionally, year over year shifts in holidays, selling days and weather patterns can impact the Group’s results on an annual or half yearly basis.